UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     JDS Capital Management
Address:  780 3rd Avenue, 45th Floor
          New York, NY 10017-2024

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Barbara Tomasulo
Title:
Phone:     212-833-9921
Signature, Place and Date of Signing:

    Barbara Tomasulo  July 28, 2003

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    139491

List of Other Included Managers:

 No.  13F File Number     Name

 01                       JDS Capital Management
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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALVARION LTD COM STK           COMMON STOCK     M0861T100      606   150000 SH       SOLE     01          150000        0        0
D CIRRUS LOGIC INC COM           COMMON STOCK     172755100     3192   800000 SH       SOLE     01          800000        0        0
D FREEMARKETS INC COM STK        COMMON STOCK     356602102     3475   500000 SH       SOLE     01          500000        0        0
D GEMSTAR-TV GUIDE INT           COMMON STOCK     36866W106     6513  1300000 SH       SOLE     01         1300000        0        0
D GEMSTAR-TV GUIDE INT           OPTIONS - CALLS  36866W0HA     7515  1500000 SH  CALL SOLE     01         1500000        0        0
D HUTCHINSON TECHNOLOGY INC      COMMON STOCK     448407106     6620   200000 SH       SOLE     01          200000        0        0
D HUTCHINSON TECHNOLOGY INC      OPTIONS - CALLS  4484070HG     9930   300000 SH  CALL SOLE     01          300000        0        0
D INTERDIGITAL COMMUNICATIONS CO COMMON STOCK     45866A105     4678   200000 SH       SOLE     01          200000        0        0
D KOMAG INC COM                  COMMON STOCK     500453204    35194  3474256 SH       SOLE     01         3474256        0        0
D MACROVISION CORP COM           COMMON STOCK     555904101     5979   300000 SH       SOLE     01          300000        0        0
D MAXTOR  CORP COM               COMMON STOCK     577729205     7510  1000000 SH       SOLE     01         1000000        0        0
D MAXTOR  CORP COM               OPTIONS - CALLS  577729CHU     7510  1000000 SH  CALL SOLE     01         1000000        0        0
D NASDAQ-100 SHARES COM US ETFS  OPTIONS - PUTS   6311002SD    14975   500000 SH  PUT  SOLE     01          500000        0        0
D PALM INC                       COMMON STOCK     696642206     6424   400000 SH       SOLE     01          400000        0        0
D REALNETWORKS INC COM           COMMON STOCK     75605L104     6760  1000000 SH       SOLE     01         1000000        0        0
D REALNETWORKS INC COM           OPTIONS - CALLS  75605L0KU     6760  1000000 SH  CALL SOLE     01         1000000        0        0
D ROXIO INC COM STK              COMMON STOCK     780008108     5850   900000 SH       SOLE     01          900000        0        0
S REPORT SUMMARY                 17 DATA RECORDS              139491        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED